Segment information and revenue (Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Borrowings	¥ 1,559,800	¥ 1,548,000
Short-term bonds	0	3,017,811
Derivative financial liabilities	23,804	0
Liabilities	16,543,191	15,284,155
Allocated amounts [member]
Disclosure of operating segments [line items]
Others	112,876	78,928
Liabilities	14,195,666	10,682,987
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Liabilities	9,749,806	6,669,419
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Liabilities	1,257,436	1,267,313
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Liabilities	1,327,587	1,233,286
Allocated amounts [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Liabilities	490,211	209,621
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Liabilities	1,257,750	1,224,420
Unallocated amounts [member]
Disclosure of operating segments [line items]
Borrowings	2,259,800	1,548,000
Short-term bonds	0	3,017,811
Deferred tax liabilities	33,344	35,357
Derivative financial liabilities	23,804	0
Others	30,577	0
Liabilities	¥ 2,347,525	¥ 4,601,168